CORPORATE TRANSACTIONS - Schedule of Acquisition-Date Fair Value Of The Consideration Transferred (Details) $ / shares in Units, $ in Thousands, shares in Millions	Jun. 17, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($)	Jun. 17, 2025 $ / shares	Dec. 31, 2024 USD ($)	May 13, 2024 USD ($) shares	May 13, 2024 $ / shares
Calibre Acquisition
Disclosure of detailed information about business combination [line items]
Share consideration	$ 1,888,026
Option consideration	39,663
Settlement of pre-existing convertible notes receivable and warrants	41,385
Total consideration transferred	$ 1,969,074
Business combination shares issued (in shares) | shares	302.8
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares			$ 8.46
Replacement Stock Options Issued | shares	9.9
Exercise price | $ / shares	$ 4.04
Share price | $ / shares	$ 8.46
Volatility	51.90%
Expected Term year	2 years 6 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.60%
PAG Holding Corp (PAGH)
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 705,037
Deferred cash consideration		38,254			$ 38,300
Share consideration		217,640
Total consideration transferred		960,931			$ 960,900
Fair value of previously held 60% interest in Greenstone		1,718,067
Total purchase price		$ 2,678,998
Loans and advances at amortised cost				$ 40,000
Business combination shares issued (in shares) | shares					42.0
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares						$ 7.09